Stock-Based Compensation (Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Expected dividend yield	1.10%	0.40%	1.60%
Risk free interest rate	0.10%	0.50%	0.20%
Volatility	50.70%	49.30%	45.40%
Expected life, years	3 years 10 months 24 days	3 years 1 month 6 days	3 years 10 months 24 days